Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2020 shares	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting power		50.00%
Assets		$ 67,125,000	$ 97,254,000
Number of operating segments | Segment		1
Number of reportable segments | Segment		1
Redeemable preferred shares, conversion conditions, term		5 years
Contract liability					$ 3,940,000
Revenue included in contract liability		$ 889,000	1,925,000	$ 3,940,000
Advertising and promotional expenses		2,846,000	2,695,000	5,991,000
Contributions by employer to plan		3,074,000	2,077,000	3,836,000
Inventory write-downs		12,000	948,000	230,000
Impairment charge of long-lived assets		0	0	$ 0
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Conversion of series A preferred shares into class A ordinary shares upon completion of IPO | shares	29,000,000
VIEs
Summary Of Significant Accounting Policies [Line Items]
Assets		20,490,000	$ 21,557,000
VIEs | Contractual Arrangements
Summary Of Significant Accounting Policies [Line Items]
Assets		$ 0